Background	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Background

Note 1 – Background

Allied Esports Entertainment Inc., (“AESE” and formerly known as Black Ridge Acquisition Corp, or “BRAC”) was incorporated in Delaware on May 9, 2017 as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a “Business Combination”).

Allied Esports Media, Inc. (“AEM”), a Delaware corporation, was formed in November 2018 to act as a holding company for Allied Esports International Inc. (“Allied Esports”) and immediately prior to the close of the Merger (see below) to also include Noble Link Global Limited (“Noble Link”). Allied Esports, together with its subsidiaries described below, owns and operates the esports-related businesses of AESE. Noble Link (prior to the AEM Merger) and its wholly owned subsidiaries Peerless Media Limited, Club Services, Inc. and WPT Enterprises, Inc. operate the poker-related business of AESE and are collectively referred to herein as “World Poker Tour” or “WPT”. Prior to the Merger, as described below, Noble Link and Allied Esports were subsidiaries of Ourgame International Holdings Limited (the “Former Parent”).

On December 19, 2018, BRAC, Noble Link and AEM executed an Agreement and Plan of Reorganization (as amended from time to time, the “Merger Agreement”). On August 9, 2019 (the “Closing Date”), Noble Link was merged with and into AEM, with AEM being the surviving entity, which was accounted for as a common control merger (the “AEM Merger”). Further, on August 9, 2019, a subsidiary of AESE merged with AEM pursuant to the Merger Agreement with AEM being the surviving entity (the “Merger”). The Merger was accounted for as a reverse recapitalization, and AEM is deemed to be the accounting acquirer. Consequently, the assets and liabilities and the historical operations that are reflected in these condensed consolidated financial statements prior to the Merger are those of Allied Esports and WPT. The preferred stock, common stock, additional paid in capital and earnings per share amount in these condensed consolidated financial statements for the period prior to the Merger have been restated to reflect the recapitalization in accordance with the shares issued to the Former Parent as a result of the Merger. References herein to the “Company” are to the combination of AEM and WPT during the period prior to the AEM Merger and are to AESE and subsidiaries after the Merger.

Allied Esports operates directly and through its wholly owned subsidiaries Esports Arena Las Vegas, LLC (“ESALV”) and Allied Esports Gaming GmbH. Allied Esports operates global competitive esports properties designed to connect players and fans via a network of connected arenas. ESALV operates a flagship gaming arena located at the Luxor Hotel in Las Vegas, Nevada. Allied Esports GmbH operates a mobile esports truck that serves as both a battleground and content generation hub and also operates a studio for recording and streaming gaming events.

World Poker Tour is an internationally televised gaming and entertainment company with brand presence in land-based tournaments, television, online and mobile applications. WPT has been involved in the sport of poker since 2002 and created a television show based on a series of high-stakes poker tournaments. WPT has broadcasted globally in more than 150 countries and territories and its shows are sponsored by established brands in many areas, including watches, crystal, playing cards and online social poker operators. WPT also operates ClubWPT.com, a subscription-based site that offers its members inside access to the WPT content database, as well as sweepstakes-based poker product that allows members to play for real cash and prizes in 36 states and territories across the United States and 4 foreign countries. WPT also participates in strategic brand licensing, partnership, and sponsorship opportunities.

Note 1 – Background and Basis of Presentation

Allied Esports Entertainment Inc., ("AESE" and formerly known as Black Ridge Acquisition Corp, or "BRAC") was incorporated in Delaware on May 9, 2017 as a blank check company for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, recapitalization, reorganization or other similar business combination with one or more businesses or entities (a "Business Combination").

Allied Esports Media, Inc. ("AEM"), a Delaware corporation, was formed in November 2018 to act as a holding company for Allied Esports International Inc. ("Allied Esports") and immediately prior to close of the Merger (see below) to also include Noble Link Global Limited ("Noble Link"). Allied Esports, together with its subsidiaries described below owns and operates the esports-related businesses of AESE. Noble Link (prior to the AEM Merger) and its wholly owned subsidiaries Peerless Media Limited, Club Services, Inc. and WPT Enterprises, Inc. operate the poker-related business of AESE and are collectively referred to herein as "World Poker Tour" or "WPT". Prior to the Merger, as described below, Noble Link and Allied Esports were subsidiaries of Ourgame International Holdings Limited (the "Former Parent").

On December 19, 2018, BRAC, Noble Link and AEM executed an Agreement and Plan of Reorganization (as amended from time to time, the "Merger Agreement"). On August 9, 2019 (the "Closing Date"), Noble Link was merged with and into AEM, with AEM being the surviving entity, which was accounted for as a common control merger (the "AEM Merger"). Further, on August 9, 2019, a subsidiary of AESE merged with AEM pursuant to the Merger Agreement with AEM being the surviving entity (the "Merger"). The Merger was accounted for as a reverse recapitalization, and AEM is deemed to be the accounting acquirer. Consequently, the assets and liabilities and the historical operations that are reflected in these consolidated financial statements prior to the Merger are those of Allied Esports and WPT. The preferred stock, common stock, additional paid in capital and earnings per share amount in these consolidated financial statements for the period prior to the Merger have been restated to reflect the recapitalization in accordance with the shares issued to the Former Parent as a result of the Merger. References herein to the "Company" are to the combination of AEM and WPT during the period prior to the AEM Merger and are to AESE and subsidiaries after the Merger.

Allied Esports operates through its wholly owned subsidiaries Allied Esports International, Inc., ("AEII"), Esports Arena Las Vegas, LLC ("ESALV") and ELC Gaming GMBH ("ELC Gaming"). AEII operates global competitive esports properties designed to connect players and fans via a network of connected arenas. ESALV operates a flagship gaming arena located at the Luxor Hotel in Las Vegas, Nevada. ELC Gaming operates a mobile esports truck that serves as both a battleground and content generation hub and also operates a studio for recording and streaming gaming events.

WPT is an internationally televised gaming and entertainment company with brand presence in land-based tournaments, television, online and mobile applications. WPT has been involved in the sport of poker since 2002 and created a television show based on a series of high-stakes poker tournaments. WPT has broadcasted globally in more than 150 countries and territories and its shows are sponsored by established brands in many areas, including watches, crystal, playing cards and online social poker operators. WPT also operates ClubWPT.com, a subscription-based site that offers its members inside access to the WPT content database, as well as sweepstakes-based poker product that allows members to play for real cash and prizes in 36 states and territories across the United States and 4 foreign countries. WPT also participates in strategic brand licensing, partnership, and sponsorship opportunities.